Taxation	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Taxation
NOTE 9	Taxation
Income tax and social contribution

(In thousands)	December 31, 2023
Income tax recoverable	R$	59,560
Social contribution recoverable		3,362

Total	R$	62,922

Current	R$	62,922
Non-current		—
Other tax assets

(In thousands)	December 31, 2023
Social integration program(i)	R$	272
Withholding tax		217
Other		340

Total	R$	829

Current	R$	690
Non-current		139
(i) Refers to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS).
Taxes payable
At December 31, 2023 and December 31, 2022, taxes payable are comprised as follows:

(In thousands)	December 31, 2023		December 31, 2022
Taxes payable	R$	62,075	R$	5,350

Current	R$	9,709	R$	—
Non-current		52,366		5,350

Current	December 31, 2023		December 31, 2022
PIS and COFINS payable	R$	3,122	R$	—
Withholding income tax (IRRF)		4,838		—
Service tax (ISS) payable		1,668		—
Other taxes payable		81		—

Subtotal	R$	9,709	R$	—

Non-current	December 31, 2023		December 31, 2022
INSS on Severance pay (i)	R$	8,719	R$	—
ISS - PIS and COFINS basis (ii)		19,578		—
Deductibility - SEBRAE/INCRA and FNDE (iii)		19,604		—
Other		4,465		5,350

Subtotal(*)	R$	52,366	R$	5,350

Total taxes payable		62,075		5,350

(*) The Company is part of lawsuits to dispute the payment of certain taxes as follows:
(i) INSS on Severance pay
In June 2017, the Company filed a lawsuit to (1) obtain the recognition of the non-levy
of the INSS contributions paid by the Company, of the Work Accident Insurance (SAT)/Work Accident Risk (RAT) and the third-party contributions (education allowance, INCRA and System “S”) on the following funds:
(a) one-third
of statutory vacation (actually taken); (b) indemnified prior notice of termination of employment; (c) sickness allowance (payment of the first 15 days); (d) accident benefits; and (e) indemnification for unpaid unused vacation days.
(ii) ISS - PIS and COFINS basis
Writ of mandamus filed by the Company seeking the recognition of the right to exclude from the PIS and COFINS tax bases, the value corresponding to ISS due by the Company, suspending such tax liability, given that on ISS installments there should be no levy of social contributions that are calculated on the basis of a company’s billings, as ISS taxes are not part of a Company’s billings or gross revenues, since the Company only collects such amounts and makes the tax payments.
(iii) Deductibility - SEBRAE/INCRA and FNDE
These taxes payables are based on the understanding of the Supreme Court, that these contributions to SEBRAE/INCRA and FNDE are constitutional. Past proceedings have been discontinued and a writ of mandamus filed seeking the recognition of the unconstitutionality of the Contributions to the (i) National Institute for Colonization and Agrarian Reform (Instituto Nacional de Colonização e Reforma Agrária -INCRA); (ii) the Brazilian Small and Medium Enterprises Support Service (Serviço Brasileiro de Apoio às Micro e Pequenas Empresas - SEBRAE); and (iii) the National Education Development Fund (Fundo Nacional de Desenvolvimento da Educação - FNDE) (educational allowance), given the restrictions for calculation over payroll, due to express prohibition of the text of the Federal Constitution, changed by Constitutional Amendment No. 33/2001.

Income Taxes
a. Amounts recognized in profit or loss for the year

(In thousands)	December 31, 2023		December 31, 2022		December 31, 2021
Current Income tax expense (benefit)	R$	36,065	R$	2,706	R$	(275)
Deferred Income tax expense (benefit)		(122,748)		22,681		(119,706)

Total income tax expense (benefit)	R$	(86,683)	R$	25,387	R$	(119,981)

b. Tax expense reconciliation

(In thousands)	December 31, 2023		December 31, 2022		December 31, 2021
Profit (loss) before income tax	R$	131,150	R$	77,415	R$	(349,945)
Nominal rates		34.0%		34.0%		34.0%

Income tax expense (benefit) at nominal rates	R$	44,591	R$	26,321	R$	(118,981)

Permanent (additions) exclusions:
Deferred utilization	R$	(2,119)	R$	(960)	R$	—
Nondeductible interest expense		2,931		410		—
Tax reserve		145		144		(491)
Non-taxable financial income		—		(118)		—
Share of net loss of joint venture		2,348		—		—
Other non-deductible additions and exclusions		1,268		—		—
Labor incentives		(2,677)		—		—
Goodwill amortization Konduto		572		—		—
Non-taxable dividends		—		(383)		(527)
Other		(90)		(27)		18

Total income tax before discrete	R$	46,969		25,387		(119,981)

Total effective tax rate before discrete		35.8%		32.8%		34.3%
Discrete for BVS DTL write-off		(133,652)		—		—

Total income tax (benefit) expense after discrete	R$	(86,683)		25,387		(119,981)

Total effective tax rate after discrete		-66.1%		32.8%		34.3%

c. Changes in balances of deferred tax assets (DTA) and deferred tax liabilities (DTL)

	Balance at		Recognized in profit or loss			Balance at
(In thousands)	December 31, 2022		Additions	Acquisitions	Write-offs	December 31, 2023
BVS acquisition	R$	—	1,446	404,176	—	405,622
Outside basis difference on investment in BVS		120,691	12,961	—	(133,652)	—

Deferred income tax liabilities	R$	120,691	14,407	404,176	(133,652)	405,622

BVS acquisition	R$	—	—	30,626	—	30,626
BVS temporary differences		—	3,503	—	—	3,503

Deferred income tax assets	R$	—	3,503	30,626	—	34,129

	Balance at		Recognized in profit or loss		Balance at
(In thousands)	December 31, 2021		Additions	Write-offs	December 31, 2022
Outside basis difference on investment in BVS		98,009	22,682	—	120,691

Deferred income tax liabilities	R$	98,009	22,682	—	120,691

The amount of unused tax losses and other DTA’s for which no DTA’s are recognized in the balance sheet as of December 31, 2023, December 31, 2022, and December 31, 2021, was R$ 16,697, R$ 18,816, and R$ 19,775 respectively.
Dividends from a Brazil company to its shareholders are not subject to dividend withholding tax. There are no potential income tax consequences on the payment of dividends from the Company to its shareholders.

Changes in tax liabilities subject to legal proceedings:

(In thousands)	INSS on Severance pay		ISS - PIS and COFINS basis		Deductibility - SEBRAE/INCRA and FNDE		Total
As of December 31, 2022	R$	—	R$	—	R$	—	R$	—

Acquisition		7,843		18,220		19,368		45,431
Principal additions		549		670		—		1,219
Interest additions		327		688		236		1,251

As of December 31, 2023	R$	8,719		19,578	R$	19,604	R$	47,901